LARGECAP FUND SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%		$124,443,253
(COST $114,985,446)

Communication Services - 10.0%		12,508,032
Interactive Media & Services - 6.7%
Alphabet, Inc. Class A (a)	3,020	4,921,181
Facebook, Inc. (a)	11,625	3,408,450
Media - 3.3%
Discovery, Inc. (a)	55,525	1,225,159
ViacomCBS, Inc.	106,041	2,953,242

Consumer Discretionary - 9.0%		11,266,705
Distributors - 1.8%
LKQ Corp. (a)	71,000	2,253,540
Hotels, Restaurants & Leisure - 3.0%
Darden Restaurants, Inc. (a)	13,700	1,187,379
Las Vegas Sands Corp. (a)	32,275	1,636,665
Starbucks Corp.	11,625	981,964
Household Durables - 1.0%
TopBuild Corp. (a)	8,000	1,230,400
Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	28,995	1,588,346
Multiline Retail - 1.0%
Target Corp.	8,135	1,230,093
Specialty Retail - 0.9%
Bed Bath & Beyond, Inc.	95,100	1,158,318

Consumer Staples - 6.3%		7,897,997
Beverages - 0.5%
MGP Ingredients, Inc.	17,900	636,345
Food & Staples Retailing - 3.0%
Sysco Corp.	21,200	1,274,968
Walgreens Boots Alliance, Inc.	64,000	2,433,280
Food Products - 1.9%
Kraft Heinz Co/The	69,025	2,418,636
Household Products - 0.9%
Kimberly-Clark Corp.	7,193	1,134,768

Energy - 3.4%		4,275,710
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	24,244	460,878
Oil, Gas & Consumable Fuels - 3.0%
Chevron Corp.	10,820	908,123
Devon Energy Corp.	25,425	276,370
EOG Resources, Inc.	9,475	429,597
Exxon Mobil Corp.	29,470	1,177,031
Pioneer Nat Res Co.	9,850	1,023,711

Financials - 16.0%		19,949,649
Banks - 9.0%
Bank of America Corp.	110,325	2,839,765
Citigroup, Inc.	48,965	2,503,091
Citizens Financial Group, Inc.	26,625	688,789
JPMorgan Chase & Co.	22,320	2,236,241
The PNC Financial Services Group, Inc.	7,695	855,684
Truist Financial Corp.	15,432	598,916
Wells Fargo & Co.	37,775	912,266
Zions Bancorporation	17,725	570,036
Capital Markets - 5.4%
Charles Schwab Corp/The	36,000	1,279,080
Northern Trust Corp.	20,985	1,718,462
State Street Corp.	36,800	2,505,712
The Goldman Sachs Group, Inc.	5,900	1,208,733
Consumer Finance - 0.6%
Discover Financial Services	15,120	802,570
Insurance - 1.0%
Fidelity National Financial, Inc.	37,475	1,230,304

Health Care - 19.0%		23,618,466
Biotechnology - 5.0%
AbbVie, Inc.	19,225	1,841,178
Amgen, Inc.	4,475	1,133,607
Exact Sciences Corp. (a)	37,850	2,849,727
MiMedx Group Inc. (a)	57,600	391,680
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	7,875	862,076
Health Care Providers & Services - 7.9%
Cigna Corp.	8,475	1,503,211
CVS Health Corp.	34,500	2,143,140
HCA Healthcare, Inc.	10,075	1,367,379
McKesson Corp.	15,485	2,376,018
UnitedHealth Group, Inc.	7,700	2,406,635
Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	37,325	2,321,615
Johnson & Johnson	6,725	1,031,682
Merck & Co., Inc.	14,800	1,261,996
Pfizer, Inc.	56,325	2,128,522

Industrials - 7.1%		8,806,237
Aerospace & Defense - 1.0%
General Dynamics Corp.	8,175	1,220,936
Air Freight & Logistics - 1.5%
FedEx Corp.	8,675	1,907,112
Industrial Conglomerates - 2.7%
3M Co.	5,400	880,308
General Electric Co.	385,000	2,440,900
Machinery - 1.0%
Wabtec Corp.	18,626	1,239,560
Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. (a)	28,175	1,117,421

Information Technology - 25.9%		32,273,054
Communications Equipment - 3.3%
Cisco Systems, Inc.	58,860	2,485,069
Lumentum Holdings, Inc. (a)	10,125	870,750
Viavi Solutions, Inc. (a)	58,735	783,231
Electronic Equipment, Instruments & Components - 3.3%
Corning, Inc.	56,050	1,819,383
II-VI, Inc. (a)	36,500	1,624,250
Keysight Technologies, Inc. (a)	6,450	635,454
IT Services - 4.6%
Alliance Data Systems Corp.	48,400	2,183,323
Fiserv, Inc. (a)	18,924	1,884,452
PayPal Holdings, Inc. (a)	4,885	997,224
Visa, Inc. Class A	3,250	688,968
Semiconductors & Semiconductor Equipment - 6.2%
Infineon Technologies A.G. ADR	92,275	2,558,786
NXP Semiconductors NV	11,000	1,383,360
Qualcomm, Inc.	31,980	3,808,817
Software - 5.5%
Microsoft Corp.	20,476	4,617,952
Oracle Corp.	37,775	2,161,486
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	29,220	3,770,549

Materials - 1.6%		1,943,835
Metals & Mining - 1.6%
Freeport-McMoRan, Inc. Class B	124,525	1,943,835

Real Estate - 1.5%		1,903,568
Equity Real Estate Investment - 0.9%
Simon Property Group, Inc.	17,600	1,194,160
Real Estate Management & Development - 0.6%
Colliers International Group, Inc.	11,200	709,408

RIGHTS - 0.1%		$73,365
(COST 58,309)

Health Care - 0.1%		73,365
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co. (a)	27,375	73,365

SHORT-TERM INVESTMENTS - 0.0%^		49,583
(COST $49,583)

Money Market Funds - 0.0%^		49,583
First American Government Obligations Fund Class X, Series, 0.066% (b)	49,583	49,583

TOTAL INVESTMENTS - 99.9% (COST $115,093,338)		124,566,201

NET OTHER ASSETS AND LIABILITIES - 0.1%		143,377

NET ASSETS - 100.0%		$124,709,578

(a)	Non-income producing security.
(b)	Rate shown represents the current coupon rate at August 31, 2020.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
CVR	Contingent Value Right
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2020:
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$12,508,032	$-	$-	$12,508,032
Consumer discretionary	11,266,705	-	-	11,266,705
Consumer staples	7,897,997	-	-	7,897,997
Energy	4,275,710	-	-	4,275,710
Financials	19,949,649	-	-	19,949,649
Health care	23,618,466	-	-	23,618,466
Industrials	8,806,237	-	-	8,806,237
Information technology	32,273,054	-	-	32,273,054
Materials	1,943,835	-	-	1,943,835
Real estate	1,903,568	-	-	1,903,568
Total common stocks	124,443,253	-	-	124,443,253
Rights
Health care	73,365	-	-	73,365
Total rights	73,365	-	-	73,365
Short-term investments
Money market funds	49,583	-	-	49,583
Total short-term investments	49,583	-	-	49,583
Total investments	$124,566,201	$-	$-	$124,566,201

The Fund did not invest in any level-3 investments as of and during the nine-month period ended August 31, 2020.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2020

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.